INVESTMENTS (Details 3) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Share capital		R$ 11,007	R$ 8,467
Equity		R$ 21,784	R$ 19,462
C E M I G Geracaoe Transmissao [Member]
IfrsStatementLineItems [Line Items]
Number of shares		2,896,785,358
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 5,474	R$ 4,124	R$ 4,000
Equity		R$ 8,893	R$ 7,755	R$ 5,842
M E S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[1]	24,796,536,323
Cemig interest %	[1]	7.53%	15.51%	15.51%
Share capital	[1]	R$ 12,202	R$ 10,620	R$ 10,620
Equity	[1]	R$ 229	R$ 1,492	R$ 2,259
Hidreletrica cachoeirao [member]
IfrsStatementLineItems [Line Items]
Number of shares		35,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 35	R$ 35	R$ 35
Equity		R$ 96	R$ 120	R$ 110
Guanhaes Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[2]	548,626,000
Cemig interest %	[2]	49.00%	49.00%	49.00%
Share capital	[2]	R$ 549	R$ 549	R$ 549
Equity	[2]	R$ 373	R$ 255	R$ 268
Hidreletrica pipoca [member]
IfrsStatementLineItems [Line Items]
Number of shares		41,360,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 41	R$ 41	R$ 41
Equity		R$ 95	R$ 93	R$ 73
Baguari Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[3]	26,157,300,278
Cemig interest %	[3]	69.39%	69.39%	69.39%
Share capital	[3]	R$ 187	R$ 187	R$ 187
Equity	[3]	R$ 231	R$ 243	R$ 229
Parajuru [Member]
IfrsStatementLineItems [Line Items]
Number of shares		85,834,843
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 86	R$ 86	R$ 71
Equity		R$ 158	R$ 128	R$ 107
Voltado Rio [Member]
IfrsStatementLineItems [Line Items]
Number of shares		274,867,441
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 275	R$ 275	R$ 117
Equity		R$ 248	R$ 207	R$ 171
Lightger [Member]
IfrsStatementLineItems [Line Items]
Number of shares		79,078,937
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 79	R$ 79	R$ 79
Equity		R$ 123	R$ 98	R$ 106
Alianca norte (belo monte plant) [member]
IfrsStatementLineItems [Line Items]
Number of shares		41,949,320,044
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 1,210	R$ 1,209	R$ 1,209
Equity		R$ 1,084	R$ 1,148	R$ 1,189
Amazonia Energia [Member]
IfrsStatementLineItems [Line Items]
Number of shares	[3],[4]	1,322,897,723
Cemig interest %	[3],[4]	74.50%	74.50%	74.50%
Share capital	[3],[4]	R$ 1,323	R$ 1,323	R$ 1,323
Equity	[3],[4]	R$ 1,189	R$ 1,252	R$ 1,296
Alianca Geracao [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,291,582,500
Cemig interest %		45.00%	45.00%	45.00%
Share capital		R$ 1,291	R$ 1,291	R$ 1,291
Equity		R$ 2,039	R$ 1,858	R$ 1,858
Retiro Baixo [Member]
IfrsStatementLineItems [Line Items]
Number of shares		225,350,000
Cemig interest %		49.90%	49.90%	49.90%
Share capital		R$ 225	R$ 225	R$ 225
Equity		R$ 319	R$ 346	R$ 325
Itaocara [Member]
IfrsStatementLineItems [Line Items]
Number of shares		156,259,500
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 207	R$ 156	R$ 72
Equity		R$ 15	R$ (42)	R$ (60)
Cemig Baguari [Member]
IfrsStatementLineItems [Line Items]
Number of shares		406,000
Cemig interest %		100.00%	100.00%	100.00%
C E M I G Geracao Tres Marias [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,291,423,369
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1,291	R$ 1,291	R$ 1,291
Equity		R$ 1,728	R$ 1,652	R$ 1,452
Cemig Ger Salto Grande S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		405,267,607
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 405	R$ 405	R$ 405
Equity		R$ 562	R$ 527	R$ 455
Cemig Ger Itutinga S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		151,309,332
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 151	R$ 151	R$ 151
Equity		R$ 231	R$ 212	R$ 180
Cemig Geracao Camargos S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		113,499,102
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 113	R$ 113	R$ 113
Equity		R$ 183	R$ 165	R$ 144
Cemig Geracao Sul S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		148,146,505
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 148	R$ 148	R$ 148
Equity		R$ 252	R$ 215	R$ 174
Cemig Geracao Leste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		100,568,929
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 101	R$ 101	R$ 101
Equity		R$ 168	R$ 148	R$ 127
Cemig Geracao Oeste S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		60,595,484
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 61	R$ 61	R$ 61
Equity		R$ 126	R$ 106	R$ 84
Rosal Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		46,944,467
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 47	R$ 47	R$ 47
Equity		R$ 123	R$ 115	R$ 127
Sa Carvalho S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		361,200,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 37	R$ 37	R$ 37
Equity		R$ 138	R$ 134	R$ 115
Horizontes Energia S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		39,257,563
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 39	R$ 39	R$ 39
Equity		R$ 61	R$ 60	R$ 55
Cemig P C H S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		45,952,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 46	R$ 46	R$ 46
Equity		R$ 99	R$ 90	R$ 90
Cemig Geracao Poco Fundo S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		97,161,578
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 139	R$ 97	R$ 1
Equity		R$ 172	R$ 144	R$ 4
Empresa De Servicos De Comercializacao De Energia Eletrica S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		486,000
Cemig interest %		100.00%	100.00%	100.00%
Equity		R$ 11	R$ 8	R$ 57
Cemig Trading S A [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 1	R$ 1	R$ 1
Equity		R$ 6	R$ 2	R$ 30
Centroeste [Member]
IfrsStatementLineItems [Line Items]
Number of shares		28,000,000
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 28	R$ 28	R$ 28
Equity		R$ 120	R$ 122	R$ 118
Cemig Distribuicao [Member]
IfrsStatementLineItems [Line Items]
Number of shares		2,359,113,452
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 5,372	R$ 5,372	R$ 5
Equity		R$ 7,105	R$ 6,943	R$ 6
Taesa [Member]
IfrsStatementLineItems [Line Items]
Number of shares		1,033,496,721
Cemig interest %		21.68%	21.68%	21.68%
Share capital		R$ 3,042	R$ 3,042	R$ 3
Equity		R$ 6,570	R$ 6,685	R$ 6
Gasmig [Member]
IfrsStatementLineItems [Line Items]
Number of shares		409,255,483
Cemig interest %		99.57%	99.57%	99.57%
Share capital		R$ 665	R$ 665	R$ 665
Equity		R$ 1,373	R$ 1,222	R$ 1
C E M I G Sim [Member]
IfrsStatementLineItems [Line Items]
Number of shares		112,420,992
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 175	R$ 102	R$ 24
Equity		R$ 199	R$ 111	R$ 94
Sete Lagoas [Member]
IfrsStatementLineItems [Line Items]
Number of shares		36,857,080
Cemig interest %		100.00%	100.00%	100.00%
Share capital		R$ 37	R$ 37
Equity		R$ 73	R$ 65
U F V Janauba [Member]
IfrsStatementLineItems [Line Items]
Number of shares		18,509,900
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 7	R$ 7	R$ 19
Equity		R$ 7	R$ 6	R$ 22
U F V Corinto [Member]
IfrsStatementLineItems [Line Items]
Number of shares		18,000,000
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 16	R$ 18	R$ 18
Equity		R$ 17	R$ 19	R$ 20
U F V Manga [Member]
IfrsStatementLineItems [Line Items]
Number of shares		21,235,933
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 19	R$ 22	R$ 21
Equity		R$ 21	R$ 22	R$ 24
U F V Bonfinopolis [Member]
IfrsStatementLineItems [Line Items]
Number of shares		13,197,187
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 12	R$ 13	R$ 13
Equity		R$ 13	R$ 13	R$ 13
U F V Lagoa Grande [Member]
IfrsStatementLineItems [Line Items]
Number of shares		25,471,844
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 23	R$ 25	R$ 25
Equity		R$ 25	R$ 26	R$ 26
U F V Lontra [Member]
IfrsStatementLineItems [Line Items]
Number of shares		29,010,219
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 27	R$ 29	R$ 29
Equity		R$ 29	R$ 29	R$ 29
U F V Mato Verde [Member]
IfrsStatementLineItems [Line Items]
Number of shares		11,030,391
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 10	R$ 11	R$ 11
Equity		R$ 11	R$ 11	R$ 12
U F V Mirabela [Member]
IfrsStatementLineItems [Line Items]
Number of shares		9,320,875
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 9	R$ 9	R$ 9
Equity		R$ 10	R$ 9	R$ 9
U F V Porteirinha I [Member]
IfrsStatementLineItems [Line Items]
Number of shares		12,348,392
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 11	R$ 12	R$ 12
Equity		R$ 11	R$ 13	R$ 13
U F V Porteirinha I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares		11,702,733
Cemig interest %		49.00%	49.00%	49.00%
Share capital		R$ 11	R$ 12	R$ 12
Equity		R$ 12	R$ 12	R$ 12
U F V Brasilandia [Member]
IfrsStatementLineItems [Line Items]
Number of shares		25,629,900
Cemig interest %		49.00%	49.00%
Share capital		R$ 24	R$ 26
Equity		R$ 26	R$ 27
U F V Prudentede Moraes [Member]
IfrsStatementLineItems [Line Items]
Number of shares		35,050,000
Cemig interest %		100.00%
Share capital		R$ 35
Equity		R$ 35
U F V Apolo I [Member]
IfrsStatementLineItems [Line Items]
Number of shares		8,258,980
Cemig interest %		49.00%
Share capital		R$ 8
Equity		R$ 9
U F V Campo Lindo I [Member]
IfrsStatementLineItems [Line Items]
Number of shares		13,323,845
Cemig interest %		49.00%
Share capital		R$ 13
Equity		R$ 13
U F V Campo Lindo I I [Member]
IfrsStatementLineItems [Line Items]
Number of shares		13,323,845
Cemig interest %		49.00%
Share capital		R$ 13
Equity		R$ 14
U F V Olaria I [Member]
IfrsStatementLineItems [Line Items]
Number of shares		13,323,845
Cemig interest %		49.00%
Share capital		R$ 13
Equity		R$ 13

[1]	Indirect participation in Santo Antônio Plant through this investee.
[2]	On June 23, 2022, Light concluded the sale of its equity interests in Guanhães Energia and Lightger to Brasal Energia S.A.. The operation consisted of the sale to Brasal Energia S.A. of the total interest held by Light representing 51% of the capital stock of Lightger and Guanhães Energia.
[3]	Joint venture based on shareholders’ agreement.
[4]	Indirect participation in Belo Monte Plant through this investee.